Document and Entity Information	Aug. 01, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2023
Entity File Number	001-41104
Entity Registrant Name	PROOF ACQUISITION CORP I
Entity Central Index Key	0001853070
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2707040
Entity Address, Address Line One	11911 Freedom Drive
Entity Address, Address Line Two	Suite 1080
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	571
Local Phone Number	310-4949
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one Redeemable Warrant
Trading Symbol	PACI.U
Security Exchange Name	NYSE
Class A common stock included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	PACI
Security Exchange Name	NYSE
Redeemable Warrants included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the units
Trading Symbol	PACI.WS
Security Exchange Name	NYSE